Average Annual Total Returns{- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-03 - Fidelity Managed Retirement 2025 Fund	Fidelity Advisor Managed Retirement 2025 Fund: Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2025 Fund: Class Z6 Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2025 Fund: Class Z6 Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZNL Past 1 year	IXZNL Past 5 years	IXZNL Past 10 years
Total	17.54%	6.45%	8.12%	31.49%	11.70%	13.56%	17.96%	6.83%	8.54%